Arrangements with Variable Interest Entities and Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Arrangements With Variable Interest Entities And Related Party Transactions Details
Revenues related to Variable Interest Entities	$ 24	$ 446
Operating loss related to Variable Interest Entities	(118)	(136)
Total assets related to Variable Interest Entities		$ 169